ACCOUNTS PAYABLE AND ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 6 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

The accounts payable and accrued expenses consisted of the following at September 30, 2024 and December 31, 2023 :

	September 30, 2024	December 31, 2023
Accounts payable	598,381	561,551
Accrued expenses	47,719	27,534
Total	646,100	589,085

NOTE 6 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

The accounts payable and accrued expenses consisted of the following at December 31, 2023 and December 31, 2022 :

	December 31, 2023	December 31, 2022
Accounts payable	561,551	899,823
Accrued expenses	27,534	61,573
Total	589,085	961,396

During the year ended December 31, 2023, the Company recorded $112,560 accounts payable as income from AP forgiveness